April 14, 2016
VIA EDGAR
The United States Securities
    and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject:	Nationwide Variable Account-II Nationwide Life Insurance Company Post-Effective Amendment No. 32 (File No. 333-104513) CIK Number: 0000356514
Ladies and Gentlemen:
We are filing on behalf of Nationwide Life Insurance Company ("Nationwide") and its Nationwide Variable Account-II (the "Variable Account") which is registered as a unit investment trust under the Investment Company Act of 1940. In that capacity, and in accordance with Regulation S-T governing electronic filing procedures, we submit for filing pursuant to Rule 485(b) under the Securities Act of 1933 ("1933 Act"):
(1)	One complete copy of Post-Effective Amendment No. 32 to the Variable Account’s Registration Statement ("Post-Effective Amendment"); and
(2)	One copy of a power of attorney authorizing certain officers of Nationwide to take various actions on behalf of Nationwide and the Variable Account, including the execution of registration statements. An original power of attorney is on file with Nationwide.
The submitted registration statement contains multiple prospectuses combined in a single registration statement describing contracts that are identical with the exception of the underlying investment options, which may vary based on the manner in which such contracts are distributed. (Section I, No. 4 to November 3, 1995 Industry Comment Letter.)
This Post-Effective Amendment shall be effective on May 1, 2016, pursuant to Rule 485(b) under the 1933 Act. Nationwide has prepared and reviewed this Post-Effective Amendment. It is our opinion that the Post-Effective Amendment does not contain disclosures that render it ineligible to be effective pursuant to Rule 485(b) under the 1933 Act. The original manually signed paper version of the Post-Effective Amendment will be maintained on file with Nationwide.
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

The United States Securities
    and Exchange Commission
April 14, 2016

In addition, Nationwide acknowledges all of the following:
•	that the registrant is responsible for the adequacy and accuracy of the disclosure in the Post-Effective Amendment;
•	that comments by the staff of the Securities and Exchange Commission ("SEC"), or changes to the disclosure in response to SEC staff comments in the filings reviewed by the SEC staff, do not foreclose the SEC from taking any action with respect to the filing; and
•	that the Variable Account may not assert SEC staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.
Please contact me direct at (614) 249-4800 if you have any questions regarding this filing.
Very truly yours,
Nationwide Life Insurance Company
/s/ Andrea M. Sgobbo
Andrea M. Sgobbo
Senior Counsel
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies